Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 243,459	£ 224,634
Cash collateral and settlement balances	146,754	108,889
Debt securities at amortised cost	61,700	56,749
Loans and advances at amortised cost to banks	8,014	9,459
Loans and advances at amortised cost to customers	329,795	333,288
Reverse repurchase agreements and other similar secured lending at amortised cost	4,724	2,594
Trading portfolio assets	197,306	174,605
Financial assets at fair value through the income statement	215,206	206,651
Derivative financial instruments	253,614	256,836
Financial assets at fair value through other comprehensive income	82,747	71,836
Investments in associates and joint ventures	876	879
Goodwill and intangible assets	7,839	7,794
Property, plant and equipment	3,650	3,417
Current tax assets	176	121
Deferred tax assets	6,274	5,960
Retirement benefit assets	3,541	3,667
Assets included in a disposal group classified as held for sale	3,725	3,916
Other assets	7,234	6,192
Total assets	1,576,634	1,477,487
Liabilities
Deposits at amortised cost from banks	19,371	14,472
Deposits at amortised cost from customers	538,081	524,317
Cash collateral and settlement balances	144,582	94,084
Repurchase agreements and other similar secured borrowings at amortised cost	52,352	41,601
Debt securities in issue	96,772	96,825
Subordinated liabilities	11,795	10,494
Trading portfolio liabilities	59,315	58,669
Financial liabilities designated at fair value	320,957	297,539
Derivative financial instruments	242,136	250,044
Current tax liabilities	686	529
Deferred tax liabilities	22	22
Retirement benefit liabilities	277	266
Provisions	1,292	1,584
Liabilities included in a disposal group classified as held for sale	3,984	3,164
Other liabilities	13,179	12,013
Total liabilities	1,504,801	1,405,623
Equity
Called up share capital and share premium	4,256	4,288
Other reserves	(882)	(77)
Retained earnings	54,840	53,734
Shareholders' equity attributable to ordinary shareholders of the parent	58,214	57,945
Other equity instruments	12,959	13,259
Total equity excluding non-controlling interests	71,173	71,204
Non-controlling interests	660	660
Total equity	71,833	71,864
Total liabilities and equity	£ 1,576,634	£ 1,477,487